SIGNIFICANT ACCOUNTING POLICIES - Receivables and payables valued at amortized cost (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Detailed Information About Significant Accounting Policies [line items]
Discounted rates of long-term receivables	10.89%
USD
Disclosure of Detailed Information About Significant Accounting Policies [line items]
Discounted rates of long-term receivables		8.32%	13.00%
USD | Minimum
Disclosure of Detailed Information About Significant Accounting Policies [line items]
Discounted rates of long-term receivables	29.00%
USD | Maximum
Disclosure of Detailed Information About Significant Accounting Policies [line items]
Discounted rates of long-term receivables	40.00%
Guaranies
Disclosure of Detailed Information About Significant Accounting Policies [line items]
Discount rates of receivables	11.85%	9.80%
Discount rates for loans	8.20%	8.32%